Qualitative and quantitative information on financial risks (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Potential Effects on Profit Before Tax of Hypothetical Change in Exchange Rates
The following table presents the potential effects on profit before tax of a hypothetical change of +/- 500 bps in year-end exchange-rates, applied to the Group’s net balances of trade receivables and trade payables in foreign currencies.

	At December 31, 2022			At December 31, 2021
(€ thousands)	Trade receivables and trade payables	+500 bps	-500 bps	Trade receivables and trade payables	+500 bps	-500 bps
Currency		Impact on profit before tax			Impact on profit before tax
USD	59,523	(2,834)	3,133	96,885	(4,614)	5,099
JPY	17,055	(812)	898	20,481	(975)	1,078
CNY	43,398	(2,067)	2,284	21,084	(1,004)	1,110
HKD	19,139	(911)	1,007	27,452	(1,307)	1,445
GBP	(2,227)	106	(117)	(5,974)	284	(314)
SGD	9,496	(452)	500	8,220	(391)	433
CHF	(9,285)	442	(489)	(18,158)	865	(956)
Total	137,099	(6,528)	7,216	149,990	(7,142)	7,895

The following table presents the potential impact on profit before tax of a hypothetical change of +/- 500 bps in year-end exchange-rates, applied to the Group’s hedged positions on the main currencies to which the Group is exposed.

	At December 31, 2022			At December 31, 2021
(€ thousands)	Notional amount	+500 bps	-500 bps	Notional amount	+500 bps	-500 bps
Currency		Impact on profit before tax			Impact on profit before tax
USD	53,320	2,539	(2,806)	81,725	3,892	(4,301)
JPY	15,979	761	(841)	20,692	985	(1,089)
CNY	42,817	2,039	(2,254)	11,464	546	(603)
GBP	(816)	(39)	43	(12,660)	(603)	666
HKD	19,940	950	(1,049)	28,054	1,336	(1,477)
CHF	—	—	—	—	—	—
SGD	9,463	451	(498)	8,158	388	(429)
Total	140,703	6,701	(7,405)	137,433	6,544	(7,233)
The following table presents the potential change in equity gross of tax of a hypothetical change of +/- 500 bps in year-end exchange-rates, applied to the Group’s foreign currency hedging instruments on highly probable transactions.

	At December 31, 2022			At December 31, 2021
(€ thousands)	Notional amount	+500 bps	-500 bps	Notional amount	+500 bps	-500 bps
Currency		Impact on hedge reserve			Impact on hedge reserve
USD	61,821	2,944	(3,254)	80,155	3,817	(4,219)
CHF	(8,272)	(394)	435	(4,792)	(228)	252
JPY	10,433	497	(549)	10,360	493	(545)
HKD	6,153	293	(324)	16,097	767	(847)
GBP	8,280	394	(436)	12,659	603	(666)
CNY	48,918	2,329	(2,575)	178,537	8,502	(9,397)
SGD	5,206	248	(274)	1,947	93	(102)
Total	132,539	6,311	(6,977)	294,963	14,047	(15,524)
The following table presents the potential impact on profit before tax of a hypothetical change of +/- 500 bps in the EUR/USD year-end exchange-rate, applied to the Thom Browne put option in U.S. Dollars on non-controlling interests (recorded within other non-current financial liabilities).

	At December 31, 2022			At December 31, 2021
(€ thousands)	Notional amount	+500 bps	-500 bps	Notional amount	+500 bps	-500 bps
Currency		Impact on profit before tax			Impact on profit before tax
USD	(155,551)	7,407	(8,187)	(135,726)	6,463	(7,143)
Total	(155,551)	7,407	(8,187)	(135,726)	6,463	(7,143)

Summary of Sensitivity on Floating Rate Borrowings
The following table presents the sensitivity on floating rate borrowings not covered by interest rate swaps.

At December 31, 2022
Amount	Total interest rate (*)	Interest expense	-20%	Impact on profit before tax	+20%	Impact on profit before tax
(€ thousands, except percentages)
5,000	3.091%	155	2.629%	131	3.553%	178
6,250	3.620%	226	2.760%	173	3.928%	246
8,080	2.690%	217	2.304%	186	3.064%	248
45,000	3.090%	1,391	2.622%	1,180	3.558%	1,601
64,330		1,989		1,670		2,273
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*The overall rate indicated is compounded of the fixed spread plus the variable rate (+-20% is on the variable rate).

At December 31, 2021
Amount	Total interest rate (*)	Interest expense	-20%	Impact on profit before tax	+20%	Impact on profit before tax
(€ thousands, except percentages)
10,000	0.115%	12	0.006%	1	0.224%	22
15,000	0.112%	17	0.004%	1	0.220%	33
18,750	0.284%	53	0.175%	33	0.393%	74
50,000	—%	—	—%	—	0.100%	50
10,000	0.186%	19	0.077%	8	0.295%	30
45,000	0.167%	75	0.060%	27	0.274%	123
148,750		175		69		332
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*The overall rate indicated is compounded of the fixed spread plus the variable rate (+-20% is on the variable rate).
Summary of Groups Financial Liabilities into Relevant Maturity Groupings
The following tables summarize the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities:

	Contractual cash flows
(€ thousands)	Carrying amount at December 31, 2022	Within 1 year	Within 2 Years	Within 3 years	Beyond
Derivative financial instruments	2,362	2,362	—	—	—
Trade payables and customer advances	270,936	270,936	—	—	—
Borrowings	471,055	290,470	139,257	36,536	16,650
Lease liabilities	443,507	119,287	97,148	66,812	193,368
Other current and non-current financial liabilities	216,051	37,258	23,632	—	155,161
Total	1,403,911	720,313	260,037	103,348	365,179

	Contractual cash flows
(€ thousands)	Carrying amount at December 31, 2021	Within 1 year	Within 2 Years	Within 3 years	Beyond
Derivative financial instruments	14,138	14,138	—	—	—
Trade payables and customer advances	223,037	223,037	—	—	—
Borrowings	628,938	161,550	283,736	135,541	56,414
Lease liabilities	438,052	112,713	98,101	69,827	186,951
Other current and non-current financial liabilities	201,371	33,984	29,816	—	137,571
Total	1,505,536	545,422	411,653	205,368	380,936

Summary of Aging of Trade Receivables	The following table provides the aging of trade receivables:

(€ thousands)	Not yet due	0-90 days overdue	90-180 days overdue	>180 days overdue	Total
Trade receivables, gross	146,486	29,372	2,277	5,590	183,725
Loss allowance	(894)	(1,210)	(355)	(4,053)	(6,512)
Total trade receivables at December 31, 2022	145,592	28,162	1,922	1,537	177,213
Trade receivables, gross	136,648	21,957	5,018	3,380	167,003
Loss allowance	(1,575)	(696)	(992)	(3,380)	(6,643)
Total trade receivables at December 31, 2021	135,073	21,261	4,026	—	160,360